UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.815813.106

ASNM-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
New York - 91.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,026
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	516
Series 2007 A2, 5% 8/1/11	750	755
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,312
5.75% 5/1/20 (FSA Insured)	1,400	1,449
5.75% 5/1/21 (FSA Insured)	1,755	1,815
5.75% 5/1/22 (FSA Insured)	4,900	5,058
5.75% 5/1/23 (FSA Insured)	1,000	1,029
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,529
5.75% 5/1/19 (FSA Insured)	5,000	5,403
5.75% 5/1/23 (FSA Insured)	9,620	10,115
5.75% 5/1/25 (FSA Insured)	2,000	2,097
5.75% 5/1/26 (FSA Insured)	8,985	9,416
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,451
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,886
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,541
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,092
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,638
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,018
5% 2/1/14	1,035	1,083
Series 2009 B, 5.25% 2/1/39	1,200	1,143
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,088
5.25% 7/1/18	1,090	1,157
5.25% 7/1/19	1,100	1,156
5.75% 7/1/39	6,500	6,220
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,935	1,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 19,138
Series 2006 E, 5% 12/1/17	10,000	11,052
Series 2009 A:
5.75% 4/1/39	6,500	6,657
6.25% 4/1/33	1,655	1,814
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,545
5% 7/1/25	1,000	1,084
5% 7/1/26	1,150	1,236
5% 7/1/27	1,630	1,741
5% 7/1/28	1,015	1,084
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,088
5.75% 7/1/31	3,025	3,057
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,096
5.5% 7/1/23	5,000	5,124
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,202
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,024
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,519
5% 8/1/13	1,650	1,733
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,016
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	30	31
Series 2001 B, 5.875% 11/1/11	190	193
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,017
Series 2000 A, 6.5% 5/15/11	195	195
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,380	1,398
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,553
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 A:
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (c)	$ 45	$ 50
Series 2005 F, 5.25% 8/1/12	1,930	1,949
Series 2005 O, 5% 6/1/22	5,000	5,318
Series 2006 A, 5% 8/1/19	3,000	3,247
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,535
Series 2008 A1, 5.25% 8/15/27	15,000	15,843
Series 2008 D1, 5.125% 12/1/23	5,000	5,489
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,454
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.) 5.25% 11/1/37	1,500	1,374
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,285
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,977
Series 2002 A:
5% 6/15/32	5,000	5,001
5.125% 6/15/34	16,500	16,564
Series 2002 G:
5.125% 6/15/32	3,000	3,001
5.125% 6/15/32 (FGIC Insured)	4,750	4,752
Series 2003 A, 5.125% 6/15/34	4,200	4,216
Series 2003 E, 5% 6/15/34	2,000	2,009
Series 2005 D:
5% 6/15/37	16,090	16,178
5% 6/15/38	20,050	20,152
5% 6/15/39	3,755	3,744
5% 6/15/39	2,800	2,791
Series 2007 DD:
4.75% 6/15/35	3,000	2,924
4.75% 6/15/36	1,000	967
Series 2008 AA, 5% 6/15/27	10,000	10,476
Series 2009 A, 5.75% 6/15/40	10,025	10,761
Series 2009 DD, 6% 6/15/40	1,115	1,207
Series 2009 EE, 5.25% 6/15/40	6,500	6,620
Series 2009 GG1, 5.25% 6/15/32	5,000	5,221
Series 2011 EE, 5.375% 6/15/43	4,500	4,634
Series EE, 5.375% 6/15/40	2,310	2,388
Series FF 2, 5.5% 6/15/40	9,295	9,614
Series GG, 5.25% 6/15/40	10,000	10,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 2,987
Series 2008 S1, 5% 1/15/34	10,000	10,050
Series 2009 S1:
5.5% 7/15/31	5,000	5,229
5.5% 7/15/38	2,900	2,967
5.625% 7/15/38	2,900	2,998
Series 2009 S2, 6% 7/15/38	7,500	7,967
Series 2009 S3:
5.25% 1/15/26	1,000	1,056
5.25% 1/15/39	3,400	3,428
5.375% 1/15/34	13,435	13,796
Series 2009 S4:
5.5% 1/15/34	1,000	1,035
5.5% 1/15/39	6,700	6,881
5.75% 1/15/39	2,900	3,034
Series 2009 S5, 5.25% 1/15/39	10,180	10,263
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (c)	1,100	1,186
Series 2003 D:
5% 2/1/31	20,025	20,210
5.25% 2/1/17 (Pre-Refunded to 2/1/13 @ 100) (c)	9,385	10,172
Series 2004 B:
5% 8/1/32	5,000	5,048
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	2,810	3,108
Series 2004 C:
5% 2/1/28	15,000	15,350
5% 2/1/33 (FGIC Insured)	7,350	7,419
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,156
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (c)	7,050	7,641
5.25% 2/1/20 (Pre-Refunded to 2/1/13 @ 100) (c)	4,185	4,536
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	22,174
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.: - continued
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	$ 4,000	$ 4,075
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	30,000	27,758
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D:
5% 3/15/20	3,500	3,866
5% 3/15/36	3,320	3,338
Series 2007 A, 5% 3/15/37	1,700	1,708
Series 2008 B:
5.25% 3/15/38	1,500	1,533
5.75% 3/15/36	10,500	11,339
Series 2006 C:
5% 12/15/22	4,305	4,696
5% 12/15/31	10,000	10,200
Series 2007 A, 5% 3/15/32	3,700	3,758
Series 2008 A, 5% 3/15/24	5,000	5,403
Series 2009 A:
5% 2/15/34	15,500	15,738
5.25% 2/15/23	7,940	8,885
Series A, 5% 2/15/39	20,355	20,458
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	4,800	5,021
5.75% 7/1/13 (AMBAC Insured)	2,390	2,500
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,123
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,944
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,138
5% 7/1/37	6,000	6,088
Series 2009 A:
5% 7/1/22	445	500
5% 7/1/23	1,315	1,460
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,034
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Marymount Manhattan College Proj.) Series 2009: - continued
5% 7/1/17	$ 2,080	$ 2,198
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,349
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	1,915	1,930
5.85% 8/1/40	9,500	9,570
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,644
5.5% 5/15/21 (AMBAC Insured)	10,000	11,327
5.5% 5/15/28	2,700	2,921
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,820	1,956
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,054
5% 7/1/14	2,510	2,701
5% 7/1/16	1,130	1,221
5% 7/1/20	2,000	2,034
Series 2007 A:
5% 7/1/11	1,365	1,373
5% 7/1/12	1,530	1,591
Series 2007 B, 5.25% 7/1/24	100	100
Series 2011 A:
5.75% 7/1/31	4,000	3,976
6% 7/1/40	4,000	4,000
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,188
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	759
5.5% 7/1/19 (AMBAC Insured)	1,705	1,713
5.5% 7/1/20 (AMBAC Insured)	860	864
Series 2008 A, 5.25% 7/1/48	11,930	12,007
Series 2008 B, 5.25% 7/1/48	8,000	8,052
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	7,825
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,040
5% 5/1/21	1,315	1,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.): - continued
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,583
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,179
6.125% 12/1/29	1,000	951
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,110
5% 7/1/21	1,500	1,649
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,169
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,373
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,546
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,732
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	527
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,042
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	18,415
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,608
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,840
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,081
5.5% 3/1/39	2,500	2,525
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,281
5% 7/1/39	19,005	18,418
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	8,731
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,145
6% 7/1/15	1,160	1,209
6% 7/1/16	1,230	1,277
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	673
5.375% 7/1/17 (AMBAC Insured)	370	372
Bonds Series 2002 B, 6%, tender 5/15/12 (a)	11,000	11,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 30,260	$ 31,940
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,883
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,774
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,559
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,850
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,944
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,065
Series 2010 A:
5% 7/1/19	1,500	1,581
5% 7/1/21	7,000	7,233
5% 7/1/22	6,000	6,155
Series 2010, 5% 7/1/41	12,000	12,096
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	526
Series 2002 D, 5.125% 6/15/31	6,900	6,969
Series 2002 G, 5.25% 10/15/20	1,255	1,272
Series 2004 F, 5% 6/15/34	4,825	4,889
Series 2003 I, 5% 6/15/24	2,000	2,100
Series 2004 D, 5% 2/15/34	12,150	12,318
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	191
Series E, 6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,172
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,130
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,838
Series 2009 A:
5.5% 11/15/39	10,400	10,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 A:
5.625% 11/15/39	$ 6,000	$ 6,206
Series B, 5% 11/15/34	19,560	19,614
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,103
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,728
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,187
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,297
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,152
Series 2007 B:
5% 11/15/26	8,185	8,308
5% 11/15/28	2,235	2,242
Series 2008 A, 5.25% 11/15/36	15,000	14,833
Series 2008 C, 6.5% 11/15/28	9,445	10,487
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,861
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,867
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,530
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (a)(b)	11,800	11,814
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,640	2,067
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,806
5.25% 1/1/27	6,570	6,745
Series 2007 H:
5% 1/1/21	5,755	6,168
5% 1/1/25	13,000	13,476
5% 1/1/26	4,000	4,118
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,752
5.5% 4/1/20 (AMBAC Insured)	27,375	32,614
Series 2007 B, 5% 4/1/27	6,750	6,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	$ 4,180	$ 4,566
5.25% 3/15/25	8,000	8,645
5.25% 3/15/26	12,080	12,970
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,588
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,790
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,714
5% 1/1/24 (FSA Insured)	5,975	6,444
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	116
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,157
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	132
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,326
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	978
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,077
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	603
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,119
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,357
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,164
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,411
5.25% 6/1/22 (AMBAC Insured)	8,070	8,429
5.5% 6/1/14	3,330	3,341
5.5% 6/1/15	2,980	2,990
5.5% 6/1/16	17,500	17,555
5.5% 6/1/17	7,000	7,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,093
5.5% 6/1/19	4,600	4,863
Series 2003B 1C:
5.5% 6/1/14	4,495	4,510
5.5% 6/1/15	11,800	11,840
5.5% 6/1/16	10,040	10,073
5.5% 6/1/17	5,700	5,718
5.5% 6/1/18	3,800	3,918
5.5% 6/1/19	13,620	14,398
5.5% 6/1/20	16,000	16,871
5.5% 6/1/21	12,070	12,707
5.5% 6/1/22	9,700	10,180
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,462
Series 2007 A, 5% 11/15/27	6,410	6,723
Series 2008 A:
5% 11/15/37	17,500	17,500
5.25% 11/15/38	14,500	14,704
Series 2001 A:
5% 1/1/32	3,010	3,016
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,458
Series 2002 A, 5.25% 1/1/19	1,100	1,123
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	4,739
5.125% 9/1/40	8,055	7,387
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,348
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,168
6% 6/1/41	5,000	5,016
		1,583,254
New York & New Jersey - 4.4%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,007
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
134th Series, 5% 1/15/39	$ 10,000	$ 9,970
136th Series, 5.25% 11/1/16 (b)	4,510	4,965
141st Series:
5% 9/1/18 (b)	6,045	6,416
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,768
147th Series, 5% 10/15/17 (b)	5,000	5,512
163rd Series, 5% 7/15/35	25,000	25,126
85th Series, 5.375% 3/1/28	6,280	6,978
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,238
		76,155
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,015
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	978
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,291
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,244
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,597
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,108
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,083
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	4,408
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	165
0% 8/1/47 (AMBAC Insured)	2,400	209
Series 2009 A, 6% 8/1/42	2,900	2,902
		25,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,342
5% 10/1/17	2,750	2,939
		7,281
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,682,920)	1,691,690
NET OTHER ASSETS (LIABILITIES) - 1.8%	30,851
NET ASSETS - 100%	$ 1,722,541
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,682,868,000. Net unrealized appreciation aggregated $8,822,000, of which $31,499,000 related to appreciated investment securities and $22,677,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

April 30, 2011

1.800351.107

NFY-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
New York - 91.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,026
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	516
Series 2007 A2, 5% 8/1/11	750	755
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,312
5.75% 5/1/20 (FSA Insured)	1,400	1,449
5.75% 5/1/21 (FSA Insured)	1,755	1,815
5.75% 5/1/22 (FSA Insured)	4,900	5,058
5.75% 5/1/23 (FSA Insured)	1,000	1,029
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,529
5.75% 5/1/19 (FSA Insured)	5,000	5,403
5.75% 5/1/23 (FSA Insured)	9,620	10,115
5.75% 5/1/25 (FSA Insured)	2,000	2,097
5.75% 5/1/26 (FSA Insured)	8,985	9,416
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,451
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,886
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,541
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,092
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,638
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,018
5% 2/1/14	1,035	1,083
Series 2009 B, 5.25% 2/1/39	1,200	1,143
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,088
5.25% 7/1/18	1,090	1,157
5.25% 7/1/19	1,100	1,156
5.75% 7/1/39	6,500	6,220
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,935	1,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 19,138
Series 2006 E, 5% 12/1/17	10,000	11,052
Series 2009 A:
5.75% 4/1/39	6,500	6,657
6.25% 4/1/33	1,655	1,814
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,545
5% 7/1/25	1,000	1,084
5% 7/1/26	1,150	1,236
5% 7/1/27	1,630	1,741
5% 7/1/28	1,015	1,084
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,088
5.75% 7/1/31	3,025	3,057
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,096
5.5% 7/1/23	5,000	5,124
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,202
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,024
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,519
5% 8/1/13	1,650	1,733
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,016
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	30	31
Series 2001 B, 5.875% 11/1/11	190	193
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,017
Series 2000 A, 6.5% 5/15/11	195	195
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,380	1,398
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,553
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 A:
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (c)	$ 45	$ 50
Series 2005 F, 5.25% 8/1/12	1,930	1,949
Series 2005 O, 5% 6/1/22	5,000	5,318
Series 2006 A, 5% 8/1/19	3,000	3,247
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,535
Series 2008 A1, 5.25% 8/15/27	15,000	15,843
Series 2008 D1, 5.125% 12/1/23	5,000	5,489
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,454
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.) 5.25% 11/1/37	1,500	1,374
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,285
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,977
Series 2002 A:
5% 6/15/32	5,000	5,001
5.125% 6/15/34	16,500	16,564
Series 2002 G:
5.125% 6/15/32	3,000	3,001
5.125% 6/15/32 (FGIC Insured)	4,750	4,752
Series 2003 A, 5.125% 6/15/34	4,200	4,216
Series 2003 E, 5% 6/15/34	2,000	2,009
Series 2005 D:
5% 6/15/37	16,090	16,178
5% 6/15/38	20,050	20,152
5% 6/15/39	3,755	3,744
5% 6/15/39	2,800	2,791
Series 2007 DD:
4.75% 6/15/35	3,000	2,924
4.75% 6/15/36	1,000	967
Series 2008 AA, 5% 6/15/27	10,000	10,476
Series 2009 A, 5.75% 6/15/40	10,025	10,761
Series 2009 DD, 6% 6/15/40	1,115	1,207
Series 2009 EE, 5.25% 6/15/40	6,500	6,620
Series 2009 GG1, 5.25% 6/15/32	5,000	5,221
Series 2011 EE, 5.375% 6/15/43	4,500	4,634
Series EE, 5.375% 6/15/40	2,310	2,388
Series FF 2, 5.5% 6/15/40	9,295	9,614
Series GG, 5.25% 6/15/40	10,000	10,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 2,987
Series 2008 S1, 5% 1/15/34	10,000	10,050
Series 2009 S1:
5.5% 7/15/31	5,000	5,229
5.5% 7/15/38	2,900	2,967
5.625% 7/15/38	2,900	2,998
Series 2009 S2, 6% 7/15/38	7,500	7,967
Series 2009 S3:
5.25% 1/15/26	1,000	1,056
5.25% 1/15/39	3,400	3,428
5.375% 1/15/34	13,435	13,796
Series 2009 S4:
5.5% 1/15/34	1,000	1,035
5.5% 1/15/39	6,700	6,881
5.75% 1/15/39	2,900	3,034
Series 2009 S5, 5.25% 1/15/39	10,180	10,263
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (c)	1,100	1,186
Series 2003 D:
5% 2/1/31	20,025	20,210
5.25% 2/1/17 (Pre-Refunded to 2/1/13 @ 100) (c)	9,385	10,172
Series 2004 B:
5% 8/1/32	5,000	5,048
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	2,810	3,108
Series 2004 C:
5% 2/1/28	15,000	15,350
5% 2/1/33 (FGIC Insured)	7,350	7,419
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,156
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (c)	7,050	7,641
5.25% 2/1/20 (Pre-Refunded to 2/1/13 @ 100) (c)	4,185	4,536
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	22,174
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.: - continued
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	$ 4,000	$ 4,075
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	30,000	27,758
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D:
5% 3/15/20	3,500	3,866
5% 3/15/36	3,320	3,338
Series 2007 A, 5% 3/15/37	1,700	1,708
Series 2008 B:
5.25% 3/15/38	1,500	1,533
5.75% 3/15/36	10,500	11,339
Series 2006 C:
5% 12/15/22	4,305	4,696
5% 12/15/31	10,000	10,200
Series 2007 A, 5% 3/15/32	3,700	3,758
Series 2008 A, 5% 3/15/24	5,000	5,403
Series 2009 A:
5% 2/15/34	15,500	15,738
5.25% 2/15/23	7,940	8,885
Series A, 5% 2/15/39	20,355	20,458
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	4,800	5,021
5.75% 7/1/13 (AMBAC Insured)	2,390	2,500
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,123
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,944
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,138
5% 7/1/37	6,000	6,088
Series 2009 A:
5% 7/1/22	445	500
5% 7/1/23	1,315	1,460
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,034
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Marymount Manhattan College Proj.) Series 2009: - continued
5% 7/1/17	$ 2,080	$ 2,198
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,349
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	1,915	1,930
5.85% 8/1/40	9,500	9,570
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,644
5.5% 5/15/21 (AMBAC Insured)	10,000	11,327
5.5% 5/15/28	2,700	2,921
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,820	1,956
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,054
5% 7/1/14	2,510	2,701
5% 7/1/16	1,130	1,221
5% 7/1/20	2,000	2,034
Series 2007 A:
5% 7/1/11	1,365	1,373
5% 7/1/12	1,530	1,591
Series 2007 B, 5.25% 7/1/24	100	100
Series 2011 A:
5.75% 7/1/31	4,000	3,976
6% 7/1/40	4,000	4,000
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,188
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	759
5.5% 7/1/19 (AMBAC Insured)	1,705	1,713
5.5% 7/1/20 (AMBAC Insured)	860	864
Series 2008 A, 5.25% 7/1/48	11,930	12,007
Series 2008 B, 5.25% 7/1/48	8,000	8,052
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	7,825
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,040
5% 5/1/21	1,315	1,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.): - continued
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,583
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,179
6.125% 12/1/29	1,000	951
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,110
5% 7/1/21	1,500	1,649
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,169
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,373
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,546
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,732
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	527
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,042
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	18,415
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,608
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,840
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,081
5.5% 3/1/39	2,500	2,525
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,281
5% 7/1/39	19,005	18,418
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	8,731
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,145
6% 7/1/15	1,160	1,209
6% 7/1/16	1,230	1,277
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	673
5.375% 7/1/17 (AMBAC Insured)	370	372
Bonds Series 2002 B, 6%, tender 5/15/12 (a)	11,000	11,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 30,260	$ 31,940
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,883
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,774
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,559
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,850
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,944
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,065
Series 2010 A:
5% 7/1/19	1,500	1,581
5% 7/1/21	7,000	7,233
5% 7/1/22	6,000	6,155
Series 2010, 5% 7/1/41	12,000	12,096
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	526
Series 2002 D, 5.125% 6/15/31	6,900	6,969
Series 2002 G, 5.25% 10/15/20	1,255	1,272
Series 2004 F, 5% 6/15/34	4,825	4,889
Series 2003 I, 5% 6/15/24	2,000	2,100
Series 2004 D, 5% 2/15/34	12,150	12,318
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	191
Series E, 6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,172
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,130
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,838
Series 2009 A:
5.5% 11/15/39	10,400	10,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 A:
5.625% 11/15/39	$ 6,000	$ 6,206
Series B, 5% 11/15/34	19,560	19,614
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,103
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,728
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,187
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,297
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,152
Series 2007 B:
5% 11/15/26	8,185	8,308
5% 11/15/28	2,235	2,242
Series 2008 A, 5.25% 11/15/36	15,000	14,833
Series 2008 C, 6.5% 11/15/28	9,445	10,487
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,861
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,867
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,530
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (a)(b)	11,800	11,814
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,640	2,067
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,806
5.25% 1/1/27	6,570	6,745
Series 2007 H:
5% 1/1/21	5,755	6,168
5% 1/1/25	13,000	13,476
5% 1/1/26	4,000	4,118
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,752
5.5% 4/1/20 (AMBAC Insured)	27,375	32,614
Series 2007 B, 5% 4/1/27	6,750	6,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	$ 4,180	$ 4,566
5.25% 3/15/25	8,000	8,645
5.25% 3/15/26	12,080	12,970
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,588
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,790
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,714
5% 1/1/24 (FSA Insured)	5,975	6,444
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	116
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,157
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	132
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,326
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	978
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,077
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	603
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,119
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,357
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,164
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,411
5.25% 6/1/22 (AMBAC Insured)	8,070	8,429
5.5% 6/1/14	3,330	3,341
5.5% 6/1/15	2,980	2,990
5.5% 6/1/16	17,500	17,555
5.5% 6/1/17	7,000	7,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,093
5.5% 6/1/19	4,600	4,863
Series 2003B 1C:
5.5% 6/1/14	4,495	4,510
5.5% 6/1/15	11,800	11,840
5.5% 6/1/16	10,040	10,073
5.5% 6/1/17	5,700	5,718
5.5% 6/1/18	3,800	3,918
5.5% 6/1/19	13,620	14,398
5.5% 6/1/20	16,000	16,871
5.5% 6/1/21	12,070	12,707
5.5% 6/1/22	9,700	10,180
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,462
Series 2007 A, 5% 11/15/27	6,410	6,723
Series 2008 A:
5% 11/15/37	17,500	17,500
5.25% 11/15/38	14,500	14,704
Series 2001 A:
5% 1/1/32	3,010	3,016
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,458
Series 2002 A, 5.25% 1/1/19	1,100	1,123
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	4,739
5.125% 9/1/40	8,055	7,387
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,348
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,168
6% 6/1/41	5,000	5,016
		1,583,254
New York & New Jersey - 4.4%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,007
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
134th Series, 5% 1/15/39	$ 10,000	$ 9,970
136th Series, 5.25% 11/1/16 (b)	4,510	4,965
141st Series:
5% 9/1/18 (b)	6,045	6,416
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,768
147th Series, 5% 10/15/17 (b)	5,000	5,512
163rd Series, 5% 7/15/35	25,000	25,126
85th Series, 5.375% 3/1/28	6,280	6,978
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,238
		76,155
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,015
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	978
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,291
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,244
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,597
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,108
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,083
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	4,408
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	165
0% 8/1/47 (AMBAC Insured)	2,400	209
Series 2009 A, 6% 8/1/42	2,900	2,902
		25,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,342
5% 10/1/17	2,750	2,939
		7,281
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,682,920)	1,691,690
NET OTHER ASSETS (LIABILITIES) - 1.8%	30,851
NET ASSETS - 100%	$ 1,722,541
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,682,868,000. Net unrealized appreciation aggregated $8,822,000, of which $31,499,000 related to appreciated investment securities and $22,677,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011